Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 1,369,586	$ 2,856,309	$ 285,400
Rent receivable	81,854	80,829	197,473
Receivable from sale of equity method investment, current portion	975,000
Prepaid expense and other current assets	367,818	299,360	367,994
Total Current Assets	2,794,258	3,236,498	850,867
NON-CURRENT ASSETS:
Operating lease right-of-use assets, net	113,253	4,709	128,250
Receivable from sale of equity method investment, noncurrent portion	675,000
Property and equipment, net	10,660	12,912	38,083
Investment in real estate, net	6,980,551	7,022,721	7,191,404
Equity method investments, net		10,636,544	12,095,020
Other non-current assets	36,067	71,794	278,912
Total Non-current Assets	7,815,531	17,748,680	19,731,669
Total Assets	10,609,789	20,985,178	20,582,536
CURRENT LIABILITIES:
Accrued professional fees	984,869	611,462	1,804,100
Accrued research and development fees	153,772	153,772	208,772
Accrued payroll liability and compensation	550,931	501,258	588,722
Accrued litigation settlement	373,450	373,450	450,000
Accrued liabilities and other payables	524,872	434,117	272,915
Operating lease obligation, current portion	67,547	10,709	129,396
Equity method investment payable			666,667
Derivative liability	223,052	127,545	24,796
Note payable, net	5,745,254	5,715,447
Convertible note payable, net	2,397,528	2,113,773	1,925,146
Total Current Liabilities	14,449,353	13,882,555	6,762,686
NON-CURRENT LIABILITIES:
Operating lease obligation, noncurrent portion	51,706		4,855
Note payable, net - noncurrent portion			5,596,219
Total Non-current Liabilities	51,706		6,451,074
Total Liabilities	14,501,059	13,882,555	13,213,760
Commitments and Contingencies
EQUITY:
Preferred stock
Common stock, $0.0001 par value; 100,000,000 shares authorized; 1,445,979 shares issued and 1,442,512 shares outstanding at December 31, 2024; 736,769 shares issued and 733,302 shares outstanding at December 31, 2023	166	145	74
Additional paid-in capital	74,673,916	72,023,525	67,886,082
Less: common stock held in treasury, at cost; 3,467 shares at December 31, 2024 and 2023	(522,500)	(522,500)	(522,500)
Accumulated deficit	(90,155,236)	(87,673,125)	(79,769,731)
Statutory reserve	6,578	6,578	6,578
Accumulated other comprehensive loss	(231,721)	(232,000)	(231,727)
Total Avalon GloboCare Corp. stockholders’ (deficit) equity	(3,891,270)	7,102,623	7,368,776
Noncontrolling interest
Total (Deficit) Equity	(3,891,270)	7,102,623	7,368,776
Total Liabilities and Equity	10,609,789	20,985,178	20,582,536
Series A Convertible Preferred Stock
EQUITY:
Preferred stock		9,000,000	9,000,000
Series B Convertible Preferred Stock
EQUITY:
Preferred stock		11,000,000	11,000,000
Series C Convertible Preferred Stock
EQUITY:
Preferred stock	3,500,000	3,500,000
Series D Convertible Preferred Stock
EQUITY:
Preferred stock	8,837,527
Related Party
CURRENT LIABILITIES:
Accrued liabilities and other payables - related parties	100,000	732,916	206,458
Advance from pending sale of noncontrolling interest - related party	$ 3,328,078	3,108,106	485,714
NON-CURRENT LIABILITIES:
Loan payable - related party			$ 850,000